Expenses by Nature - Schedule of Significant Expenses by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Purchased produce	$ 44,110	$ 41,978
Raw materials and consumables used	32,096	40,365
Depreciation and amortization	6,911	7,447
Transportation and storage	21,074	19,999
Employee compensation and benefits	36,091	34,644
Cost of sales	140,282	144,433
Employee benefits - salaries and short-term benefits	8,360	8,422
Employee benefits - share-based payments	1,454	1,519
Marketing	504	617
Professional services	2,120	1,705
Office expenses	1,680	1,671
Other	1,444	1,479
Selling, general and administrative expenses	15,562	15,413
Salaries and short-term employee benefits	44,451	43,066
Share-based compensation	1,454	1,519
Employee compensation and benefits	$ 45,905	$ 44,585